accounting policy developments - Impacts of application of IFRS 15, Consolidated statements of financial position (Details) - CAD ($) $ in Millions	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Current assets
Cash and temporary investments, net	$ 683	$ 415	$ 509	$ 371	$ 794	$ 432	$ 432
Accounts receivable	1,485		1,614			1,462
Income and other taxes receivable	6		96			9
Inventories	330		380			320
Contract assets	760		757	697		700
Prepaid expenses	640		493			443
Current derivative assets	29		18			11
Total	3,933		3,867			3,377
Non-current assets
Property, plant and equipment, net	11,712		11,368			10,464
Intangible assets, net	10,786		10,658			10,364
Goodwill, net	4,610		4,236			3,787
Contract assets	365		396			352
Other long-term assets	633		528			733
Total	28,106		27,186			25,700
Total	32,039		31,053			29,077
Current liabilities
Short-term borrowings	113		100			100
Accounts payable and accrued liabilities	2,331		2,460			2,330
Income and other taxes payable	116		34			37
Dividends payable	315		299			284
Advance billings and customer deposits	619		632			584
Provisions	106		78			124
Current maturities of long-term debt	1,009		1,404			1,327
Current derivative liabilities	3		33			12
Total	4,612		5,040			4,798
Non-current liabilities
Provisions	702		511			395
Long-term debt	13,136		12,256			11,604
Other long-term liabilities	867		847			736
Deferred income taxes	2,971		2,941			2,511
Total	17,676		16,555			15,246
Liabilities	22,288		21,595			20,044
Owners' equity
Common equity	9,679		9,416			9,014
Non-controlling interests	72		42			19
Total	9,751		9,458	$ 9,498		9,033	9,033
Total	32,039		31,053			29,077
Excluding effects of IFRS 15
Current assets
Cash and temporary investments, net	683		509			432
Accounts receivable	1,491		1,623			1,471
Income and other taxes receivable	6		96			9
Inventories	328		378			318
Prepaid expenses	400		260			233
Current derivative assets	29		18			11
Total	2,937		2,884			2,474
Non-current assets
Property, plant and equipment, net	11,712		11,368			10,464
Intangible assets, net	10,786		10,658			10,364
Goodwill, net	4,610		4,236			3,787
Other long-term assets	527		421			640
Total	27,635		26,683			25,255
Total	30,572		29,567			27,729
Current liabilities
Short-term borrowings	113		100			100
Accounts payable and accrued liabilities	2,331		2,460			2,330
Income and other taxes payable	116		34			37
Dividends payable	315		299			284
Advance billings and customer deposits	766		782			737
Provisions	106		78			124
Current maturities of long-term debt	1,009		1,404			1,327
Current derivative liabilities	3		33			12
Total	4,759		5,190			4,951
Non-current liabilities
Provisions	702		511			395
Long-term debt	13,136		12,256			11,604
Other long-term liabilities	867		847			736
Deferred income taxes	2,536		2,500			2,107
Total	17,241		16,114			14,842
Liabilities	22,000		21,304			19,793
Owners' equity
Common equity	8,500		8,221			7,917
Non-controlling interests	72		42			19
Total	8,572		8,263			7,936
Total	30,572		29,567			27,729
IFRS 15 effects
Current assets
Accounts receivable	(6)		(9)			(9)
Inventories	2		2			2
Contract assets	760		757			700
Prepaid expenses	240		233			210
Total	996		983			903
Non-current assets
Contract assets	365		396			352
Other long-term assets	106		107			93
Total	471		503			445
Total	1,467		1,486			1,348
Current liabilities
Advance billings and customer deposits	(147)		(150)			(153)
Total	(147)		(150)			(153)
Non-current liabilities
Deferred income taxes	435		441			404
Total	435		441			404
Liabilities	288		291			251
Owners' equity
Common equity	1,179		1,195			1,097
Total	1,179		1,195			1,097	$ 1,097
Total	1,467		1,486			1,348
Allocation of transaction price (affecting timing of revenue recognition)
Current assets
Accounts receivable	(6)		(9)			(9)
Inventories	2		2			2
Contract assets	760		757			700
Non-current assets
Contract assets	365		396			352
Current liabilities
Advance billings and customer deposits	(147)		(150)			(153)
Non-current liabilities
Deferred income taxes	341		349			322
Owners' equity
Total	927		947			876
Costs incurred to obtain or fulfill a contract with a customer
Current assets
Prepaid expenses	240		233			210
Non-current assets
Other long-term assets	106		107			93
Non-current liabilities
Deferred income taxes	94		92			82
Owners' equity
Total	$ 252		$ 248			$ 221